Other expenses (Tables)	6 Months Ended
Jun. 30, 2020
Purchases and other expenses [abstract]
Schedule of other operating expenses

(in millions of euros)	June 30, 2020		June 30, 2019
Allowances and losses on trade receivables - telecom activities	(225)	(1)	(149)
Litigation	(169)		19
Operating foreign exchange gains (losses)	8		(5)
Cost of bank credit risk	(11)		(4)
Integration costs	(5)		(7)
Other expenses	(46)		(55)
Total	(448)		(201)

Schedule of restructuring costs

(in millions of euros)	June 30, 2020	June 30, 2019
Departure plans	(7)	(13)
Lease property restructuring	2	(2)
Distribution channels	(1)	(9)
Other	(7)	(28)
Total restructuring costs	(13)	(52)